Shareholder Report	12 Months Ended
May 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NEOS ETF Trust
Entity Central Index Key	0001848758
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
FIS Christian Stock Fund
Shareholder Report [Line Items]
Fund Name	FIS Christian Stock Fund
Class Name	FIS Christian Stock Fund
Trading Symbol	PRAY
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FIS Christian Stock Fund for the period of June 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://faithinvestorservices.com/pray/. You can also request this information by contacting us at 1-833-833-1311.
Additional Information Phone Number	1-833-833-1311
Additional Information Website	https://faithinvestorservices.com/pray/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FIS Christian Stock Fund	$76	0.68%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended May 31, 2024, the Fund underperformed its benchmark, MSCI WORLD Index Net (USD). The Fund invests its asset in common stocks, real estate investment trusts (“REITs”) and short-term investments.
WHAT FACTORS INFLUENCED PERFORMANCE
The three sectors that detracted most from performance were health care, communication services and financials. In each case, this was a result of stock selection and also the amount of capital allocated to these sectors. The individual stocks having the largest detraction to fund performance were Humana, Inc. in health care, ON Semiconductor Corp. in technology and GFL Environmental, Inc. In an effort to focus on quality and given continued concerns about the banking sector, our under-allocation and also stock selection within financials detracted from performance.
The three sectors that contributed most to performance were information technology, consumer discretionary and consumer staples. Stock picking had the greatest impact as NVIDIA Corp. was the Fund’s largest holding throughout the period and it was also one of the very best performers in the broad stock market. Another helpful technology stock for the Fund was Palo Alto Networks, Inc. Their focus on cyber security is a long-term theme the portfolio managers find appealing. Reflecting healthy consumer spending, Toll Brothers, Inc. in housing and Casey’s General Stores, Inc. also added to performance.

Top Contributors
↑	NVIDIA Corp.
↑	Toll Brothers, Inc.
↑	Palo Alto Networks, Inc.
↑	Casey’s General Stores, Inc.
↑	Holcim Ltd.

Top Detractors
↓	Humana, Inc.
↓	ON Semiconductor Corp.
↓	GFL Environmental, Inc.
↓	Polaris, Inc.
↓	NICE Ltd.
PERFORMANCE
For the 12-month period ended May 31, 2024, the Fund’s performance was 22.05% (Market) and 22.45% (NAV) as compared to its benchmark 24.92%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/08/2022)
FIS Christian Stock Fund NAV	22.45	4.82
FIS Christian Stock Fund Market	22.05	4.77
MSCI WORLD Index Net (USD)	24.92	7.09
S&P 500 Total Return Index	28.19	9.07

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://faithinvestorservices.com/pray/ for more recent performance information. Visit https://faithinvestorservices.com/pray/ for more recent performance information.
Net Assets	$ 53,537,445
Holdings Count | $ / shares	68
Advisory Fees Paid, Amount	$ 251,201
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$53,537,445
Number of Holdings	68
Net Advisory Fee	$251,201
Portfolio Turnover	26%
30-Day SEC Yield	0.93%

Holdings [Text Block]

Top 10 Issuers
First American Treasury Obligations Fund	9.3%
NVIDIA Corp.	4.3%
Toll Brothers, Inc.	3.2%
Palo Alto Networks, Inc.	2.8%
Intuitive Surgical, Inc.	2.5%
Casey’s General Stores, Inc.	2.4%
Holcim Ltd.	2.4%
Graphic Packaging Holding Co.	2.1%
HCA Healthcare, Inc.	1.9%
GFL Environmental, Inc.	1.9%

Updated Prospectus Web Address	https://faithinvestorservices.com/pray/
FIS Knights of Columbus Global Belief ETF
Shareholder Report [Line Items]
Fund Name	FIS Knights of Columbus Global Belief ETF
Class Name	FIS Knights of Columbus Global Belief ETF
Trading Symbol	KOCG
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FIS Knights of Columbus Global Belief ETF for the period of June 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://faithinvestorservices.com/fis-kocaa-etf-kocg/. You can also request this information by contacting us at 1-833-833-1311.
Additional Information Phone Number	1-833-833-1311
Additional Information Website	https://faithinvestorservices.com/fis-kocaa-etf-kocg/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FIS Knights of Columbus Global Belief ETF	$84	0.75%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended May 31, 2024, the Fund underperformed its benchmark, MSCI ACWI Net Total Return Index (USD).   The Fund invests its asset in common stocks, real estate investment trusts (“REITs”) and short-term investments.
WHAT FACTORS INFLUENCED PERFORMANCE
For the year ended May 31, 2024, the Fund was impacted by several factors. First, restrictions prevented the Fund from owning many of the top performing benchmark names. Strategically, the Fund attempted to stay mostly neutral at the sector level, relying on the strength of our hybrid quantitative/fundamental process to drive stock selection, which was positive for the full period. Finally, a decision to reduce weight in the faltering Chinese market in the second half of 2023 was a significant driver of outperformance from Emerging Asia, the Fund’s strongest regional contributor. After a solid first quarter the Fund shifted toward more defensive positioning based on rising valuations, increased concentration, greater economic uncertainty and an over-emphasis on Federal policy. Outside of Technology and Media, the rest of the market shows broad-based weakness, particularly cyclicals and economically sensitive industries, which is suggestive of much slower growth expectations.

Top Contributors
↑	Deckers Outdoor Corp.
↑	PDD Holdings, Inc. - ADR
↑	Caterpillar, Inc.
↑	DaVita, Inc
↑	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR

Top Detractors
↓	Amazon.com, Inc.
↓	ICU Medical
↓	Genmab, Inc.
↓	Eli Lilly and Company
↓	Lululemon Athletica, Inc.
PERFORMANCE
For the 12-month period ended May 31, 2024, the Fund’s performance was 23.31% (Market) and 23.26% (NAV) as compared to its benchmark 23.56%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/14/2021)
FIS Knights of Columbus Global Belief ETF NAV	23.26	2.46
FIS Knights of Columbus Global Belief ETF Market	23.31	2.48
MSCI ACWI Net Total Return Index (USD)	23.56	4.52
FTSW All World Index	23.31	4.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://faithinvestorservices.com/fis-kocaa-etf-kocg/ for more recent performance information. Visit https://faithinvestorservices.com/fis-kocaa-etf-kocg/ for more recent performance information.
Net Assets	$ 23,760,172
Holdings Count | $ / shares	86
Advisory Fees Paid, Amount	$ 158,222
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$23,760,172
Number of Holdings	86
Net Advisory Fee	$158,222
Portfolio Turnover	37%
30-Day SEC Yield	1.00%

Holdings [Text Block]

Top 10 Issuers
Microsoft Corp.	5.2%
Apple, Inc.	4.7%
NVIDIA Corp.	3.9%
Alphabet, Inc.	3.1%
Meta Platforms, Inc.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
First American Treasury Obligations Fund	1.8%
Berkshire Hathaway, Inc.	1.7%
Broadcom, Inc.	1.6%
Visa, Inc.	1.6%

Updated Prospectus Web Address	https://faithinvestorservices.com/fis-kocaa-etf-kocg/